Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital (Tables) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
December 31,2020
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$65.06	1,333	0.13	1,333	0.13
64.85	1,333	0.13	1,333	0.13
27.99	6,666	4.38	1,329	4.33
6.84	5,000	4.33	-	-
11.06	162,713	9.11	-	-
10.08	309,409	9.41	-	-
9.12	32,000	9.66	-	-
5.07	239,250	2.65	103,963	1.48
$4.02	459,155	4.07	357,217	4.02
	1,216,859

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
	Year ended December 31
	2020	2019	2018
Cost of revenues	$66	$-	$-
Research and development expenses	464	549	$457
General, administrative and marketing expenses	1,075	576	977
	$1,605	$1,125	$1,434

Option Granted to Employees [Member]
Share Capital (Tables) [Line Items]
Schedule of shares issued granted options
	Year ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	194,713	$9.12-11.06	4 years	10 years
	Year ended December 31, 2019
	Award amount	Exercise price range	Vesting period	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	301,390	$4.02-$5.07	4 years	7 years
	Year ended December 31, 2018
	Award amount	Exercise price Range*	Vesting period	Expiration
Employees	93,000	$5.87	4 years	7 years
Directors	63,000	$7.74	4 years	7 years

Schedule of fair value options granted
	2020	2019	2018
Value of one ordinary share	$7.86-10.5	$5.7-$5.93	$5.34-$7.83
Dividend yield	0%	0%	0%
Expected volatility	66.12-66.41%	61.31%-62.56%	62.63%
Risk-free interest rate	0.45-0.52%	2%	2%
Expected term	6.11 years	4-5.5 years	4 years

Schedule of Weighted Average Number of Shares [Table Text Block]
	2020		2019			2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price*		Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	721,361	$4.38	512,615	$15.09		385,115	$17.68
Granted	512,622	10.33	531,390	5.09		156,000	7.55
Exercised	(20,245)	4.13	(6,076)	1.30		-	-
Expired	-	-	(11,891)	23.83		(2,500)	24.01
Forfeited	(14,961)	7.93	(304,677)	5.84		(26,000)	7.42
Options outstanding at the end of the year	1,198,777	6.88	721,361	$4.38	*	512,615	$15.09
Options exercisable at the end of the year	477,611	$4.25	310,093	$4.02	*	211,906	$20.28

Option Granted to Non-Employees [Member]
Share Capital (Tables) [Line Items]
Schedule of fair value options granted
	2020	2019	2018
Value of one ordinary share	$-	$5.93	5.36
Dividend yield	-	0%	0%
Expected volatility	-	62%	58%
Risk-free interest rate	-	2%	2%
Expected term	-	4 years	4 years

Schedule of Weighted Average Number of Shares [Table Text Block]
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price*	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	23,664	$27.44	18,664	$33.44	13,664	$43.52
Granted	-	-	5,000	5.07	5,000	5.87
Exercised	(1,250)	5.07	-	-	-	-
Expired	(4,332)	61.85	-	-	-	-
Options outstanding at the end of the year	18,082	$17.97	23,664	$27.44	18,664	$33.44
Options exercisable at the end of the year	8,057	$18.42	10,202	$46.03	8,165	$51.21